Cash and cash equivalents (Details 1) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Interest-Bearing Deposits In Banks
Short-term deposits, classified as cash equivalents		$ 1,736,008	$ 661,016
Pledged deposits
Other cash and cash equivalents		$ 39,460	$ 53,241
Pleged Deposits Interest Rate Percentage		2.40%	1.42%
Time deposits [Member]
Interest-Bearing Deposits In Banks
Short-term deposits, classified as cash equivalents	[1]	$ 50,000	$ 0
Demand Deposit [Member]
Interest-Bearing Deposits In Banks
Short-term deposits, classified as cash equivalents	[2]	$ 1,686,008	$ 661,016
Demand Deposit [Member] | Bottom of range [member]
Interest-Bearing Deposits In Banks
Deposit Interest Rate Percentage	[2]	2.43%	0.25%
Demand Deposit [Member] | Top of range [member]
Interest-Bearing Deposits In Banks
Deposit Interest Rate Percentage	[2]	6.50%	1.55%
NEW YORK
Pledged deposits
Other cash and cash equivalents		$ 3,500	$ 3,000
NETHERLANDS
Pledged deposits
Other cash and cash equivalents		494	15,582
SPAIN
Pledged deposits
Other cash and cash equivalents		8,740	22,580
UNITED KINGDOM
Pledged deposits
Other cash and cash equivalents		15,217	9,137
UNITED STATES
Pledged deposits
Other cash and cash equivalents	[3]	$ 15,009	$ 5,942
BRAZIL
Interest-Bearing Deposits In Banks
Deposit Interest Rate Percentage		6.50%
MEXICO
Interest-Bearing Deposits In Banks
Deposit Interest Rate Percentage		5.61%

[1]	Time deposits “overnight” calculated on an average interest rate.
[2]	Interest-bearing demand deposits based on the daily rates determined by banks. The rate of 6.5% corresponds to a deposit placed in BRL - Brazil. In addition, a rate of 5.61% corresponds to a deposit placed in MXN – México.
[3]	Includes deposits pledged of $3.5 million and $3.0 million at December 31, 2018 and 2017, respectively, with the New York State Banking Department under March 1994 legislation and deposits pledged to guarantee derivative financial instrument transactions.